Leases (Tables)	12 Months Ended
Apr. 03, 2022
Leases [Abstract]
Schedule of Changes in Right-of-Use Assets
The following table presents changes in the cost and the accumulated depreciation of the Company’s right-of-use assets:

	Retail stores	Manufacturing facilities	Other	Total
Cost	$	$	$	$
March 29, 2020	191.5	36.6	18.0	246.1
Additions	75.7	0.1	3.1	78.9
Lease modifications	0.6	—	(1.5)	(0.9)
Derecognition on termination	(2.3)	—	—	(2.3)
Impact of foreign currency translation	(12.2)	—	(1.2)	(13.4)
March 28, 2021	253.3	36.7	18.4	308.4
Additions	49.4	—	0.4	49.8
Lease modifications	0.5	—	(1.2)	(0.7)
Impact of foreign currency translation	(6.9)	—	(0.2)	(7.1)
April 3, 2022	296.3	36.7	17.4	350.4

	Retail stores	Manufacturing facilities	Other	Total
Accumulated depreciation	$	$	$	$
March 29, 2020	26.8	4.8	2.7	34.3
Depreciation	36.7	5.1	3.5	45.3
Derecognition on termination	(2.3)	—	—	(2.3)
Impact of foreign currency translation	(2.4)	—	(0.2)	(2.6)
March 28, 2021	58.8	9.9	6.0	74.7
Depreciation	47.3	5.3	4.0	56.6
Impairment losses (Note 1)	6.1	—	—	6.1
Impact of foreign currency translation	(2.1)	—	(0.1)	(2.2)
April 3, 2022	110.1	15.2	9.9	135.2

Net book value
March 28, 2021	194.5	26.8	12.4	233.7
April 3, 2022	186.2	21.5	7.5	215.2

Schedule of Changes in and Classification of Lease Liabilities
The following table presents the changes in the Company's lease liabilities:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
March 29, 2020	176.3	34.7	16.9	227.9
Additions	74.8	—	3.0	77.8
Lease modifications	1.1	—	(1.3)	(0.2)
Principal payments	(30.6)	(4.8)	(3.4)	(38.8)
Impact of foreign currency translation	(10.6)	—	(1.3)	(11.9)
March 28, 2021	211.0	29.9	13.9	254.8
Additions	48.4	—	0.4	48.8
Lease modifications	0.5	—	(1.2)	(0.7)
Principal payments	(37.5)	(5.1)	(4.3)	(46.9)
Impact of foreign currency translation	(5.2)	—	(0.1)	(5.3)
April 3, 2022	217.2	24.8	8.7	250.7
Lease liabilities are classified as current and non-current liabilities as follows:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
Current lease liabilities	36.2	5.1	3.9	45.2
Non-current lease liabilities	174.8	24.8	10.0	209.6
March 28, 2021	211.0	29.9	13.9	254.8

Current lease liabilities	49.7	5.8	3.0	58.5
Non-current lease liabilities	167.5	19.0	5.7	192.2
April 3, 2022	217.2	24.8	8.7	250.7